Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

As at December 31, 2021, December 31, 2020, and June 30, 2020, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2020 – 21.0%) to pretax loss from operations for the periods ended December 31, 2021 and December 31, 2020 and year ended June 30, 2020 due to the following:

	Year	Six Months	Year
	Ended	Ended	Ended
	December 31,	December 31,	June 30,
	2021	2020	2020

Loss before income taxes	$6,402,277	$2,164,454	$31,321,791
Expected income tax recovery	(1,344,478)	(454,535)	(6,577,576)
Change in estimates in respect of prior periods	837,195	-	-
Change in tax rate	274,477	181,332	-
Change in fair value of derivative liability	(2,583,095)	-	-
State and local taxes, net of federal benefit	(960,296)	17,632	(1,576,384)
Share issuance costs	-	198,903	-
Accretion	-	24,862	81,746
Stock based compensation	-	296,448	219,952
Loss on loan extinguishment	-	-	223,798
Other	5,033	2,006	980
Change in valuation allowance	3,771,164	(266,647)	7,627,485
Total	$-	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets and the valuation account are as follows:

	December 31,	December 31,	June 30,
	2021	2020	2020

Deferred tax asset:
Net operating loss carry forwards	$6,724,313	$5,547,502	$6,148,029
Mineral interest purchase option	10,707,362	7,101,619	5,068,605
Other deferred tax assets	454,499	1,453,133	3,600,101
Valuation allowance	(17,886,174)	(14,115,010)	(14,832,531)
Unrealized foreign exchange loss	-	12,756	15,796
Total	$-	$-	$-

Schedule of Components of Deferred Tax Assets and Liabilities

	December 31,	December 31,	June 30,
	2021	2020	2020

Deferred tax asset:
Net operating loss carryforwards	$59,955	$16,241	$9,910
Lease liabilities	-	-	56,322
Deferred tax liabilities:
Equipment	(18,809)	(16,241)	(9,910)
Unrealized foreign exchange gain	(41,146)	-	-
Right of use assets and lease obligations	-	-	(56,322)
Net deferred tax asset	$-	$-	$-